Document And Entity Information	Jan. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
Entity Registrant Name	RICHARDSON ELECTRONICS, LTD.
Entity Central Index Key	0000355948
Entity Emerging Growth Company	false
Entity File Number	000-12906
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2096643
Entity Address, Address Line One	40W267 Keslinger Road
Entity Address, City or Town	LaFox
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60147-0393
City Area Code	(630)
Local Phone Number	208-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.05 Par Value per share
Trading Symbol	RELL
Security Exchange Name	NASDAQ